SUBSEQUENT EVENTS (Details) (Rubicon Metals Corporation ("Rubicon"), CAD) In Millions, except Share data	Jun. 30, 2011
Rubicon Metals Corporation ("Rubicon")
Subsequent Event [Line Items]
Cash consideration made for a strategic investment	70
Cash consideration made for a strategic investment (in dollars per share)	3.23
Company's interest in acquired entity (in shares)	21,671,827